[redacted]

05077008

NON-PUBLIC

13FCON P 4/6/06

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

RECEIVED
NOV 15 2005
OFFICE OF THE SECRETARY

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Jane Street Holding, LLC
Address: 111 Broadway, Suite 2102
New York, New York 10006

CONFIDENTIAL TREATMENT DENIED

Form 13F File Number: 28- 11420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Barry Kronemer
Title: General Counsel
Phone: 212-651-6032

PROCESSED
AUG 01 2006
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

[signature] [Signature] New York, New York [City, State] 11/14/05 [Date]

Report Type (Check only one.): *Confidential Treatment Requested for attached securities*

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-_____________ _____________________________
[Repeat as necessary.]

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: Ø

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: 60,421 (thousands)

List of Other Included Managers:
NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
____	28-____________________	________________________________

[Repeat as necessary.]

CONFIDENTIAL TREATMENT REQUESTED

Form 13F Information Table

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8		
				Shrs or Prn			Investment	Other	Voting Authority		
Name of Issuer	Title of Class	Cusip	Value (x$1000)	Amt	Sh/Prn	Put/Call	Discretion	Managers	Sole	Shared	None
* MANULIFE FINL CORP	COM	56501R106	38,136.06	715,230	SH		SOLE	NA	715,230		
BERKSHIRE HATHAWAY INC DEL	CL A	084670108	22,285	272	SH		SOLE	NA	272		

CONFIDENTIAL TREATMENT REQUESTED